Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Leasehold improvements	549	549	81
Computer and network equipment	2,485	2,624	387
Manufacturing equipment	14,111	3,445	508
Office equipment	334	356	52
Motor vehicles	4,446	2,732	403
Construction in process	105	-	-
	22,030	9,706	1,431
Less: Impairment loss	(1,896)	(1,896)	(279)
Less: Accumulated depreciation	(11,597)	(5,211)	(769)
	8,537	2,599	383

For the six months ended June 30, 2025 and 2026, the Group recorded depreciation expenses of RMB1,583 and RMB1,308 (US$193), respectively. There is RMB1,896 of impairment of property, plant and equipment recognized as of December 31, 2025 and June 30, 2026, respectively. The loss of impairment was due to the permanent withdrawal of a production line made in 2023.